Supplemental Cash Flow Information Schedule	12 Months Ended
Dec. 31, 2025
Supplemental Cash Flow Elements [Abstract]
Schedule of Reconciliation of Cash, Cash Equivalents and Restricted Cash	The following is a tabular reconciliation of the Company's cash, cash equivalents and restricted cash balances for the periods presented in the Company's consolidated statements of cash flows:

	December 31, 2025 $	December 31, 2024 $	December 31, 2023 $	December 31, 2022 $
Cash and cash equivalents	122,906	153,726	168,409	215,738
Restricted cash – current	14,455	9,210	2,910	42,376
Restricted cash – long-term	7,793	25,032	13,075	7,832
Total	145,154	187,968	184,394	265,946

Changes in Operating Assets and Liabilities	The changes in operating assets and liabilities for years ended December 31, 2025, 2024 and 2023 are as follows:

	Year Ended December 31, 2025 $	Year Ended December 31, 2024 $	Year Ended December 31, 2023 $
Accounts receivable	(1,562)	2,211	19,402
Prepaid expenses and other current assets	(9,925)	1,080	6,467
Accounts payable	1,434	398	(2,229)
Accrued liabilities and other long-term liabilities	26,844	6,868	(5,653)
Unearned revenue and long-term unearned revenue	(10,349)	19,797	1,608
Amounts due to and from affiliates	(7,959)	4,885	(10,930)
Receipts from direct financing and sales-type leases	22,908	21,085	18,976
Expenditures for dry docking	(14,010)	(13,997)	(20,836)
Other operating assets and liabilities	(9,770)	(9,277)	(6,811)
Total	(2,389)	33,050	(6)